Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$

Balance - January 1	4,240,869	14.22	4,939,344	14.40
Granted (i)	763,700	13.27	1,201,100	13.51
Exercised	(1,043,903)	13.75	(673,470)	11.27
Forfeited / Cancelled	(58,866)	13.45	(341,300)	13.61
Expired	(171,220)	16.04	(884,805)	16.56
Balance - December 31	3,730,580	14.09	4,240,869	14.22
Options exercisable - December 31	1,881,416	14.78	2,988,713	14.96

(i)      Options were granted to officers, management, employees and/or consultants.

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

10.58 - 12.97	1,322,057	12.70	3.5	536,757	12.71
13.10 - 14.78	1,761,193	13.80	2.9	817,729	14.10
15.97 - 18.07	579,500	16.64	1.3	459,100	16.61
24.72 - 27.77	67,830	26.97	0.4	67,830	26.97
	3,730,580	14.09	2.8	1,881,416	14.78

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2021	2020

Dividend per share	1.5%	1.5%
Expected volatility	40%	39%
Risk-free interest rate	0.7%	0.3%
Expected life	46 months	46 months
Weighted average share price	$13.27	$13.51
Weighted average fair value of options granted	$3.66	$3.56

Disclosure of deferred and restricted share units [Table Text Block]
		2021		2020
	DSU(i)	RSU(ii)	DSU(i)	RSU(ii)

Balance - Beginning of period	408,564	1,242,902	325,207	1,190,038
Granted	64,720	293,610	97,995	504,560
Reinvested dividends	5,185	15,102	5,558	17,143
Settled	(102,266)	(398,173)	(20,196)	(365,399)
Forfeited (iii)	-	(275,044)	-	(103,440)
Balance - End of period	376,203	878,397	408,564	1,242,902
Balance - Vested	311,010	-	309,862	-

(i) Unless otherwise decided by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be settled at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2021 have a weighted average value of $15.54 per DSU ($12.35 per DSU in 2020).

(ii) On December 31, 2019, 150,000 RSU were granted to an officer (with a value of $12.70 per RSU), which vest and are payable in equal tranches over a three-year period (1/3 per year), in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. An additional 75,000 RSU were also granted (with a value of $12.70 per RSU) and vested during the three months ended March 31, 2020 following the acquisition by the officer of a total of 75,000 common shares of the Company. A total of 34,852 common shares were issued to the officer (after deducting the income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities). The remaining RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures.

The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by Osisko Development to the tax authorities. The RSU granted in 2021 have a weighted average value of $13.24 per RSU ($13.56 per RSU in 2020).

(iii) In 2021, 215,812 RSUs were forfeited by Osisko Development and RSUs were granted by Osisko Development in an equivalent value to the employees and officers that were transferred from Osisko to Osisko Development as of January 1, 2021 (refer to the Osisko Development table and notes on restricted share units outstanding presented below).

Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$

Balance - January 1	1,199,100	7.62	-	-
Granted(i)	1,005,600	6.47	1,199,100	7.62
Forfeited	(111,100)	7.55	-	-
Balance - December 31	2,093,600	7.07	1,199,100	7.62
Options exercisable - December 31	-	-	-	-

(i) Options were granted to officers, management, employees and/or consultants.

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

5.40 - 5.63	412,800	5.48	4.8	-	-
7.10 - 8.10	1,680,800	7.46	4.1	-	-
	2,093,600	7.07	4.3	-	-

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2021	2020

Dividend per share	-	-
Expected volatility	66%	63%
Risk-free interest rate	0.9%	0.4%
Expected life	45 months	48 months
Weighted average share price	$6.47	$7.62
Weighted average fair value of options granted	$3.16	$3.64

Disclosure of deferred and restricted share units [Table Text Block]
		2021		2020
	DSU(i)	RSU	DSU(i)	RSU(ii)
Balance - Beginning of period	170,620	-	-	-
Granted - Replacement RSU (ii)	-	458,450	-	-
Granted (iii)	68,730	599,000	170,620	-
Forfeited	-	(21,270)	-	-
Balance - End of period	239,350	1,036,180	170,620	-
Balance - Vested	-	-	-	-

(i) Unless otherwise decided by the board of directors of Osisko Development, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of Osisko Development, to each non-executive director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Osisko Development's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Osisko Development to the tax authorities. The DSU granted in 2021 have a weighted average value of $7.24 per DSU ($7.62 per DSU in 2020).

(ii) Following the closing of the reverse takeover transaction completed on November 25, 2020, which lead to the creation of Osisko Development and the subsequent transfer of certain Osisko employees to Osisko Development on January 1, 2021, Osisko and Osisko Development mutually agreed that a pro-rata portion of the outstanding long-term equity incentive compensation awarded by Osisko to the transferred employees in the form of RSU would be borne by Osisko Development. As a result, a pro-rata portion of the outstanding RSU awarded by Osisko (the "Osisko RSU") to the transferred employees were cancelled, and RSU (the "Replacement RSU") having a relative equivalent value were granted by Osisko Development. Accordingly, in June 2021, 458,450 Replacement RSU were granted to officers and employees who held Osisko RSU that were cancelled. The maturity date of the Replacement RSU is the same as the maturity date of the corresponding Osisko RSU that were cancelled. The replacement RSU are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of Osisko Development.

(iii) The RSU granted vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of Osisko Development, three years after the grant date, one half of which depends on the achievement of certain performance measures. The RSU granted in 2021 have a weighted average value of $7.02 per RSU.